Consolidated Statements of Cash Flows - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
OPERATING ACTIVITIES:
Net income	₽ 5,492,771		₽ 1,885,825		₽ 1,581,026
Adjusted for non-cash items and items not affecting cash flow from operating activities:
Depreciation and amortization	1,066,284		750,558		683,317
Net finance costs	416,471		350,216		526,516
Gain on remeasurement of previously held interest in equity accounted investees	(223,308)		0		0
Net foreign exchange (gain)/ loss	(1,424)		(83,030)		46,508
Write-off of expired other tax risks and related indemnity	(91,452)		0		0
Other non-cash items	4,808		(5,509)		5,690
LTIPs, including social taxes	516,241		262,647		196,993
Share grant to the Board of Directors	21,270		21,714		12,842
Share of loss of equity-accounted investees, net of income tax	17,925		49,181		30,542
Income tax expense	1,374,834		685,772		644,422
Change in trade receivables, prepaid expenses and other current and non-current assets	(138,147)		(19,546)		(90,218)
Change in contract liabilities	1,687,796		343,903		307,388
Change in trade and other payables	642,227		161,742		76,418
Change in provisions	140,351		0		0
Change in other liabilities	26,729		17,300		147,685
Income tax paid	(1,788,020)		(840,021)		(975,655)
Interest paid	(505,976)		(366,179)		(582,420)
Net cash generated from operating activities	8,659,380		3,214,573		2,611,054
INVESTING ACTIVITIES:
Acquisition of subsidiary, net of cash acquired	(556,208)		(3,004,299)		0
Payment of deferred consideration for the acquisition of subsidiary	(233,836)		0		0
Acquisition of equity-accounted investee	(426,998)		0		(234,730)
Acquisition of intangible assets	(114,825)		(77,723)		(97,818)
Acquisition of property and equipment	(151,012)		(178,782)		(381,648)
Loans issued	(73,997)		(19,235)		0
Repayment of loans issued, including related interest	77,000		0		0
Investments in short-term deposits	(300,000)		0		0
Interest received	204,587		52,432		77,079
Net cash used in investing activities	(1,575,289)		(3,227,607)		(637,117)
FINANCING ACTIVITIES:
Acquisition of treasury shares	(1,096,357)		0		0
Bank and other loans received	7,765		4,616,478		0
Non-convertible bonds issued	0		4,000,000		0
Bank loans and other borrowings origination fees paid	(43,615)		(56,668)		0
Bank and other loans repaid	(400,672)		(5,397,895)		(1,325,000)
Payment for lease liabilities	(90,166)		(59,737)		(61,376)
Dividends paid to shareholders	(2,073,893)		(1,885,441)		(1,133,501)
Dividends paid to non-controlling interest	(106,978)		(102,731)		(131,456)
Acquisition of non-controlling interests	(155,177)		0		(2,107)
Contribution from non-controlling interest	0		44		0
Net cash (used in)/ generated from financing activities	(3,959,093)		1,114,050		(2,653,440)
Net increase/(decrease) in cash and cash equivalents	3,124,998		1,101,016		(679,503)
Cash and cash equivalents, beginning of year	3,367,610	[1]	2,089,215		2,861,110
Effect of exchange rate changes on cash	30,620		177,379		(92,392)
Cash and cash equivalents, end of year	₽ 6,523,228		₽ 3,367,610	[1]	₽ 2,089,215

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).